UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05770

Exact name of registrant as specified in charter:	Aberdeen Emerging Markets Equity Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended March 31, 2018 is filed herewith.

Portfolio of Investments (unaudited)

As of March 31, 2018

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS—95.6%
COMMON STOCKS—90.8%
BRAZIL—4.4%
552,400	Ambev SA, ADR	Beverages— 4.4%	$4,015,948

CHILE—86.4%
183,000	AntarChile SA	Industrial Conglomerates— 3.6%	3,303,333
24,038,584	Banco de Chile	Banks— 4.4%	4,052,605
42,049	Banco de Credito e Inversiones SA	Banks— 3.4%	3,140,132
113,001,987	Banco Santander Chile	Banks— 10.4%	9,543,139
1,323,250	Cencosud SA	Food & Staples Retailing— 4.4%	4,051,481
270,783	Cia Cervecerias Unidas SA	Beverages— 4.4%	3,973,681
1,576,732	Coca-Cola Embonor SA, Class A (a)(b)(c)	Beverages— 4.1%	3,785,828
181,784	Empresa Nacional de Telecomunicaciones SA	Wireless Telecommunication Services— 2.3%	2,105,612
257,639	Empresas COPEC SA	Oil, Gas & Consumable Fuels— 4.4%	4,010,278
23,926,400	Enel Americas SA	Electric Utilities— 6.1%	5,622,050
13,450,400	Enel Chile SA	Electric Utilities— 1.9%	1,743,496
389,000	Enel Chile SA, ADR	Electric Utilities— 2.7%	2,489,600
521,534	Forus SA	Textiles, Apparel & Luxury Goods— 2.3%	2,072,577
1,935,300	Inversiones Aguas Metropolitanas SA	Water Utilities— 3.9%	3,557,183
2,271,500	Parque Arauco SA	Real Estate Management & Development— 7.4%	6,813,748
827,300	Quinenco SA	Industrial Conglomerates— 3.0%	2,779,586
1,024,483	S.A.C.I. Falabella	Multiline Retail— 10.7%	9,822,415
1,114,200	Sonda SA	Information Technology Services— 2.4%	2,162,349
1,956,600	Vina Concha y Toro SA	Beverages— 4.6%	4,179,847
			79,208,940
Total Common Stocks			83,224,888

PREFERRED STOCKS—4.8%
CHILE—4.8%
76,550	Sociedad Quimica y Minera de Chile SA, ADR, Preferred Shares	Chemicals— 4.1%	3,762,432
12,700	Sociedad Quimica y Minera de Chile SA, Class B, Preferred Shares	Chemicals— 0.7%	615,169
			4,377,601
Total Preferred Stocks			4,377,601
Total Long-Term Investments—95.6% (cost $56,036,940)			87,602,489

Shares	Description	Value (US$)
SHORT-TERM INVESTMENT—2.7%
UNITED STATES—2.7%
2,529,265	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.61%(d)	2,529,265

See Notes to Portfolio of Investments.

Aberdeen Chile Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of March 31, 2018

Total Short-Term Investment—2.7% (cost $2,529,265)	2,529,265
Total Investments—98.3% (cost $58,566,205)	90,131,754
Other Assets in Excess of Liabilities—1.7%	1,527,378
Net Assets—100.0%	$91,659,132

(a)                       Illiquid security.

(b)                       This share class contains full voting rights and no preference on dividends. The two share classes of this company are formally labeled as preferred.

(c)                        Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.

(d)                       Registered investment company advised by State Street Global Advisors.  The rate shown is the current yield as of March 31, 2018.

ADR           American Depositary Receipt

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

March 31, 2018

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Notes to Portfolio of Investments (unaudited) (concluded)

March 31, 2018

Investments, at Value	Level 1-Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)
Investments in Securities
Common Stocks	79,439,060	3,785,828	—	83,224,888
Preferred Stocks	4,377,601	—	—	4,377,601
Short-Term Investment	2,529,265	—	—	2,529,265
	86,345,926	3,785,828	—	90,131,754

Amounts listed as “-” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended March 31, 2018, a security issued by Coca-Cola Embonor SA, Class A  transferred from Level 1 to Level 2 at the value of $3,785,828 because the security was fair valued by the Fund’s Pricing Committee on March 31, 2018 but market prices were available on December 31, 2017. For the period ended March 31, 2018, there were no significant changes to the fair valuation methodologies.

b. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

Subsequent Event

The completion of the reorganizations of Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc. (“ABE”), Aberdeen Israel Fund, Inc. (“ISL”), Aberdeen Indonesia Fund, Inc. (“IF”), Aberdeen Latin America Equity Fund, Inc. (“LAQ”), Aberdeen Singapore Fund, Inc. (“SGF”), Aberdeen Greater China Fund, Inc. (“GCH”) and The Asia Tigers Fund, Inc. (“GRR”) into Aberdeen Chile Fund, Inc. (the “Acquiring Fund”) occurred after the close of regular business on April 27, 2018. Effective April 30, 2018, the Acquiring Fund was renamed Aberdeen Emerging Markets Equity Income Fund, Inc. (the “Combined Fund”). The Combined Fund follows an emerging markets equity income investment strategy that utilizes leverage, and trades on the NYSE American Exchange under the ticker symbol “AEF.” Additional details regarding the Combined Fund are available on its website, www.aberdeenaef.com, including its portfolio composition, as of May 25, 2018, following the preliminary realignment in the first month of trading under the new strategy (under “Announcements”). The information in this Form N-Q reflects the schedule of investments and related disclosures of the Acquiring Fund prior to any portfolio realignment.

Item 2.       Controls and Procedures

(a)       The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.       Exhibits

(a)       Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Emerging Markets Equity Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Equity Income Fund, Inc.

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Equity Income Fund, Inc.

Date: May 30, 2018

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Emerging Markets Equity Income Fund, Inc.

Date: May 30, 2018